Other Balance Sheet Components (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Accounts receivable, net:
Accounts receivable		$ 224,396				$ 243,712
Allowance for doubtful accounts:
Balance at the beginning of year		(14,980)	$ (22,761)	$ (16,307)
Additional provision charged to expenses		(14,621)	(14,933)	(21,574)
Write-off		15,533	22,714	15,120
Balance at the end of year		(14,068)	$ (14,980)	$ (22,761)
Accounts receivable, net		210,328				228,732
Prepaid expenses and other current assets:
Prepayments and loan to investees		115,860				91,940
Secured loan to a founder of a related party		100,000
Consideration receivables from disposing of the investment in E-House (Note 4)		127,600
Rental and other operation deposits		18,975				10,369
Amount deposited by Weibo users		21,203
Content fees and revenue share		7,124				7,125
Advertising and marketing fees		3,802				2,387
Dividend receivable						7,783
Others		12,809				15,812
Prepaid expenses and other current assets		407,373				135,416
Secured loan term to a founder of a related party (in years)	1 year
Annual interest rate of secured loan to a founder of a related party (as a percent)	5.00%
Property and equipment, net:
Property and equipment, gross		407,021				235,244
Less: Accumulated depreciation		(165,341)				(187,749)
Property and equipment, net		241,680				47,495
Other assets:
Prepayment for office building						178,294
Loan to an investees		4,320				97,930
Loan to a third party						21,000
Investment related deposits		38,855				14,948
Deferred tax assets		12,587				7,769
Others		1,045				264
Total Other assets		56,807				320,205
Accrued expenses and other current liabilities:
RMB deposit received from E-House (Note 4)		128,153
Accrued sales rebates		72,941				61,163
Accrued payroll related expenses (including sales commission)		86,667				74,754
Advertising and marketing expenses		49,908				43,447
Deposit from an investee		19,608				19,608
Loan from a third party		19,896
Turnover tax		20,013				18,534
Amount due to Weibo users		21,203
Employee reimbursement		7,459				5,019
Professional fee		5,731				4,684
Content fees		143				1,152
Others		21,029				37,129
Total Accrued and other liabilities		452,751				265,490
Loans Receivable | Minor Investee
Prepaid expenses and other current assets:
Loan amount					¥ 620	98,000
Annual interest rate (as a percent)			8.00%
Loan term (in years)			3 years
Other assets:
Loan amount					¥ 620	98,000
Annual interest rate (as a percent)			8.00%
Loans Receivable | Company A
Prepaid expenses and other current assets:
Loan amount						21,000
Annual interest rate (as a percent)			3.00%
Loan term (in years)			2 years
Other assets:
Loan amount						21,000
Annual interest rate (as a percent)			3.00%
Office building
Property and equipment, net:
Property and equipment, gross		195,053
Office building related facilities
Property and equipment, net:
Property and equipment, gross		3,276
Computers and equipment
Property and equipment, net:
Property and equipment, gross		185,816				204,949
Leasehold improvements
Property and equipment, net:
Property and equipment, gross		10,602				14,258
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross		9,982				11,110
Other
Property and equipment, net:
Property and equipment, gross		$ 2,292				$ 4,927